Leases - Summary Of Amounts Of Lease Liabilities And The Movements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
At the beginning of the fiscal year	$ 1,774,360	$ 1,884,261	$ 1,231,934
Additions	493,879	574,879	1,018,526
Accretion of interest (see note 39)	218,729	272,881	250,636
Difference in foreign currency	223,436	440,760	559,965
Payments	(624,540)	(847,948)	(471,478)
Monetary effects	(665,692)	(550,473)	(705,322)
At the end of the fiscal year	$ 1,420,172	$ 1,774,360	$ 1,884,261